Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Settlements with tax authorities	$ 48,622	$ 27,737